Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C

Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	25
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$312,787,348.35	0.6935418	$280,628,742.10	0.6222367	$32,158,606.25
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$537,017,348.35	0.3553512	$504,858,742.10	0.3340714	$32,158,606.25

Weighted Avg. Coupon (WAC)	4.06%		4.08%
Weighted Avg. Remaining Maturity (WARM)	35.12		34.34
Pool Receivables Balance	$573,897,199.96		$541,292,539.80
Remaining Number of Receivables	54,807		53,526

Adjusted Pool Balance	$568,144,545.16		$535,985,938.91

III. COLLECTIONS

Principal:
Principal Collections	$31,556,432.93
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$417,361.83
Total Principal Collections	$31,973,794.76

Interest:
Interest Collections	$1,962,995.54
Late Fees & Other Charges	$66,985.21
Interest on Repurchase Principal	$-
Total Interest Collections	$2,029,980.75

Collection Account Interest	$297.86
Reserve Account Interest	$78.37
Servicer Advances	$-

Total Collections	$34,004,151.74

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Hyundai Auto Receivables Trust 2012-C

Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	25
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$34,004,151.74
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$41,785,950.94

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$478,247.67		$478,247.67	$478,247.67
Collection Account Interest					$297.86
Late Fees & Other Charges					$66,985.21
Total due to Servicer					$545,530.74

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$138,147.75		$138,147.75
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$230,054.75		$230,054.75	$230,054.75

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$33,150,642.41

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$32,158,606.25

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$32,158,606.25
Class A-4 Notes				$-
Class A Notes Total:		$32,158,606.25		$32,158,606.25
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$32,158,606.25		$32,158,606.25

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					992,036.16

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,752,654.80
Beginning Period Amount	$5,752,654.80
Current Period Amortization	$446,053.91
Ending Period Required Amount	$5,306,600.89
Ending Period Amount	$5,306,600.89
Next Distribution Date Amount	$4,886,979.28

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Hyundai Auto Receivables Trust 2012-C

Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	25
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	5.48%	5.81%	5.81%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.40%	52,670	97.65%	$528,565,476.94
30 - 60 Days	1.28%	686	1.90%	$10,286,601.63
61 - 90 Days	0.26%	139	0.37%	$2,027,992.82
91 + Days	0.06%	31	0.08%	$412,468.41
		53,526		$541,292,539.80
Total
Delinquent Receivables 61 + days past due	0.32%	170	0.45%	$2,440,461.23
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	186	0.49%	$2,821,871.92
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.31%	173	0.44%	$2,684,761.60
Three-Month Average Delinquency Ratio	0.32%		0.46%

Repossession in Current Period		57		$825,066.38
Repossession Inventory		123		$520,452.23

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,048,227.23
Recoveries				$(417,361.83)
Net Charge-offs for Current Period				$630,865.40

Beginning Pool Balance for Current Period				$573,897,199.96

Net Loss Ratio				1.32%
Net Loss Ratio for 1st Preceding Collection Period				0.56%
Net Loss Ratio for 2nd Preceding Collection Period				1.24%
Three-Month Average Net Loss Ratio for Current Period				1.04%

Cumulative Net Losses for All Periods				$10,930,297.89
Cumulative Net Losses as a % of Initial Pool Balance				0.69%

Principal Balance of Extensions				$2,906,824.99
Number of Extensions				191

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